Finance income and charges - Schedule of finance income and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Interest income	£ 119	£ 192	£ 232
Fair value gain on financial instruments	124	123	155
Total interest income	243	315	387
Interest charge on bank loans, bonds and overdrafts	(365)	(390)	(349)
Interest charge on leases	(16)	(15)	(7)
Interest charge on other borrowings	(84)	(120)	(122)
Fair value loss on financial instruments	(126)	(123)	(157)
Total interest charges	(591)	(648)	(635)
Net interest charges	(348)	(333)	(248)
Net finance income in respect of post employment plans in surplus	18	26	29
Hyperinflation adjustment in respect of Venezuela	2	6	10
Interest income in respect of direct and indirect tax	15	16	16
Other finance income	0	3	0
Total other finance income	35	51	55
Net finance charge in respect of post employment plans in deficit	(13)	(17)	(22)
Hyperinflation adjustment and foreign exchange revaluation of monetary items in respect of Lebanon	(8)	0	0
Unwinding of discounts	(20)	(24)	(17)
Interest charge in respect of direct and indirect tax	(11)	(22)	(11)
Change in financial liability (Level 3)	(7)	(6)	(8)
Other finance charges (exceptional)(ii)	0	0	(9)
Guarantee fees	(1)	(1)	0
Other finance charges	0	(1)	(3)
Total other finance charges	(60)	(71)	(70)
Net other finance charges	(25)	(20)	(15)
Interest income on financial assets not designated at fair value through profit or loss	28	46	86
Interest expense on financial liabilities not designated at fair value through profit or loss	£ (429)	£ (471)	£ (439)